As filed with the Securities and Exchange Commission on October 6, 2015

Securities Act File No. 333-200595

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒  Pre-Effective Amendment No. 4

☐  Post-Effective Amendment No.

Sierra Income Corporation

(Exact name of registrant as specified in charter)

375 Park Ave, 33rd Floor

New York, NY 10152

(212) 759-0777

(Address and telephone number,

including area code, of principal executive offices)

Seth Taube

Chief Executive Officer

375 Park Ave, 33rd Floor

New York, NY 10152

(Name and address of agent for service)

COPIES TO:

Steven B. Boehm, Esq. Harry S. Pangas, Esq. Sutherland Asbill & Brennan LLP 700 Sixth Street, NW Washington, DC 20001 Tel: (202) 383-0100 Fax: (202) 637-3593	Rosemarie A. Thurston, Esq. Martin H. Dozier, Esq. Alston & Bird LLP 1201 West Peachtree Street Atlanta, GA 30309-3424 Tel: (404) 881-7000 Fax: (404) 253-8447	Lauren B. Prevost, Esq. Heath D. Linsky, Esq. Morris, Manning & Martin, LLP 1600 Atlanta Financial Center 3343 Peachtree Road, NE Atlanta, Georgia 30326 Tel: (404) 233-7000 Fax: (404) 365-9532

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☒

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to Section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount to be Registered	Proposed Maximum Offering Price per Share	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee
Common Stock, $0.001 par value per share	69,000,000 Shares	$10.00	$690,000,000	$0(2)

(1)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.
(2)	As discussed below, pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement carries over 69,000,000 shares of common stock previously registered by the Registrant under the Registration Statement on Form N-2 (File No. 333-175624), which was initially filed on July 18, 2011 and declared effective on April 16, 2012 (the “Prior Registration Statement”), with respect to which the Registrant paid filing fees of $80,178. The filing fee previously paid with respect to the shares being carried forward to this Registration Statement reduces the amount of fees currently due to $0.

Explanatory Note

The purpose of this Pre-effective Amendment No. 4 to the Registration Statement on Form N-2 is solely to file certain exhibits to the Registration Statement as set forth in Item 25(2) of Part C.

PART C

Other Information

Item 25. Financial Statements And Exhibits

(1) Financial Statements

The following financial statements of Sierra Income Corporation are included in Part A of this Registration Statement.

(2) Exhibits

(a)(1)	Articles of Incorporation of the Registrant(1)

(a)(2)	Articles of Amendment of the Registrant(1)

(a)(3)	Articles of Amendment and Restatement of the Registrant(3)

(a)(4)	Second Articles of Amendment and Restatement of the Registrant(6)

(a)(5)	Form of Articles Supplementary Electing to be Subject to Subtitle 8 of the Maryland General Corporation Law*

(b)	Form of Bylaws of the Registrant(1)

(d)	Form of Subscription Agreement (included in the Prospectus as Appendix A)

(e)	Amended and Restated Distribution Reinvestment Plan(8)

(g)(1)	Investment Advisory Agreement(5)

(h)(1)	Form of Dealer Manager Agreement(2)

(h)(2)	Form of Participating Broker-Dealer Agreement (Included as Exhibit A to the Form of Dealer Manager Agreement)(2)

(h)(3)	Form of Amended and Restated Dealer Manager Agreement)(19)

(h)(4)	From of Participating Broker-Dealer Agreement (Included as Exhibit A to the Form of Amended and Restated Dealer Manager Agreement)(19)

(j)	Custodian Agreement(2)

(k)(1)	Form of Administration Agreement(2)

(k)(2)	Form of License Agreement(5)

(k)(3)	Form of Escrow Agreement(4)

(k)(4)	Expense Support and Reimbursement Agreement(7)

(k)(5)	ISDA 2002 Master Agreement, together with the Schedule thereto and Credit Support Annex to such Schedule, each dated as of August 27, 2013, by and between Arbor Funding LLC and Citibank, N.A.(9)

(k)(6)	Confirmation Letter Agreement, dated as of August 27, 2013, by and between Arbor Funding LLC and Citibank, N.A.(9)

(k)(7)	Confirmation Letter Agreement, dated as of March 21, 2014, by and between Arbor Funding LLC and Citibank, N.A. (10)

(k)(8)	Senior Secured Revolving Credit Agreement among the Company as borrower, the Lenders party thereto, and ING Capital LLC, as Administrative Agent, dated December 4, 2013. (11)

(k)(9)	Guarantee, Pledge and Security Agreement among the Company, the Subsidiary Guarantors party thereto, ING Capital LLC, as Administrative Agent, each Financial Agent and Designated Indebtedness Holder party thereto and ING Capital LLC, as Collateral Agent, dated December 4, 2013. (10)

(k)(10)	Control Agreement among the Company, ING Capital LLC, as collateral agent, and State Street Bank and Trust Company, as the Company’s Custodian, dated December 4, 2013. (10)

(k)(11)	Loan Agreement, dated as of July 23, 2014, by and among Alpine Funding LLC, as company, JPMorgan Chase Bank, National Association, as administrative agent, the Financing Providers from time to time party thereto, SIC Advisors LLC, as the portfolio manager, and the Collateral Administrator, Collateral Agent and Securities Intermediary party thereto. (12)

(k)(12)	Sale and Contribution Agreement, dated as of July 23, 2014, by and between Sierra Income Corporation, as seller, and Alpine Funding LLC, as purchaser. (12)

(k)(13)	Portfolio Management Agreement, dated as of July 23, 2014, by and between Alpine Funding LLC, as borrower and SIC Advisors LLC, as portfolio manager. (12)

(k)(14)	Second Amended and Restated Confirmation Letter Agreement, dated as of July 23, 2014, by and between Arbor Funding LLC and Citibank, N.A. (12)

(k)(15)	Amendment No. 2 to the Senior Secured Revolving Credit Agreement, dated as of August 21, 2014, by and among the Company as borrower, SIC RT1 LLC, as Subsidiary Guarantor, the Lenders party thereto and ING Capital LLC, as Administrative Agent. (13)

(k)(16)	Amendment No. 3 to the Senior Secured Revolving Credit Agreement, dated as of August 21, 2014, by and among the Company as borrower, SIC RT1 LLC, as Subsidiary Guarantor, the Lenders party thereto and ING Capital LLC, as Administrative Agent. (14)

(k)(17)	Amendment No. 1 to the Loan Agreement, dated as of July 23, 2014, by and among Alpine Funding LLC, as borrower, JPMorgan Chase Bank, National Association, as administrative agent, the Financing Providers from time to time party thereto, SIC Advisors LLC, as the portfolio manager, and the Collateral Administrator, Collateral Agent and Securities Intermediary party thereto. (15)

(k)(18)	Limited Liability Company Operating Agreement of Sierra Senior Loan Strategy JV I LLC, dated March 27, 2015. (16)

(k)(19)	Third Amended and Restated Confirmation Letter Agreement, dated as of June 8, 2015, by and between Arbor Funding LLC and Citibank, N.A. (17)

(l)	Opinion of Sutherland Asbill & Brennan LLP*

(n)(1)	Consent of Independent Registered Public Accounting Firm (19)

(n)(2)	Report of Ernst & Young LLP Regarding the Senior Security Table (18)

(r)	Code of Ethics(2)

*	Filed herewith.
(1)	Previously filed in connection with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (File No. 333-175624), filed on November 3, 2011, and incorporated by reference herein.

(2)	Previously filed in connection with Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2 (File No. 333-175624), filed on February 21, 2012, and incorporated by reference herein.

(3)	Previously filed in connection with Pre-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-2 (File No. 333-175624), filed on March 12, 2012, and incorporated by reference herein.

(4)	Previously filed in connection with Pre-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-2 (File No. 333-175624), filed on March 21, 2012, and incorporated by reference herein.

(5)	Previously filed in connection with Pre-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-2 (File No. 333-175624), filed on April 10, 2012, and incorporated by reference herein.

(6)	Previously filed as Exhibit 3.1 to the Registrant’s Current Report on Form 8-K filed on June 14, 2012, and incorporated by reference herein.

(7)	Previously filed as Exhibit 99.1 to the Registrant’s Current Report on Form 8-K filed on July 20, 2012, and incorporated by reference herein.

(8)	Previously filed as Exhibit 99.2 to the Registrant’s Current Report on Form 8-K filed on September 26, 2012, and incorporated by reference herein.

(9)	Previously filed as an exhibit to the Registrant’s Current Report on Form 8-K filed on September 3, 2013, and incorporated by reference herein.

(10)	Previously filed as an exhibit to the Registrant’s Current Report on Form 8-K filed on March 27, 2014, and incorporated by reference herein.

(11)	Previously filed as an exhibit to the Registrant’s Current Report on Form 8-K filed on December 9, 2013, and incorporated by reference herein.

(12)	Previously filed as an exhibit to the Registrant’s Current Report on Form 8-K filed on July 23, 2014, and incorporated by reference herein.

(13)	Previously filed as an exhibit to the Registrant’s Current Report on Form 8-K filed on August 22, 2014, and incorporated by reference herein.

(14)	Previously filed as an exhibit to the Registrant’s Current Report on Form 8-K filed on November 25, 2014, and incorporated by reference herein.

(15)	Previously filed as an exhibit to Registrant’s Current Report on Form 8-K filed on February 10, 2015, and incorporated by reference herein.

(16)	Previously filed as an exhibit to Registrant’s Current Report on Form 8-K filed on March 30, 2015, and incorporated by reference herein.

(17)	Previously filed as an exhibit to the Registrant’s Current Report on Form 8-K filed on June 9, 2015, and incorporated by reference herein.

(18)	Previously filed in connection with Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-2 (File No. 333-175624), filed on April 13, 2015, and incorporated by reference herein.

(19)	Previously filed in connection with Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2 (File No. 333-200595), filed on September 24, 2015, and incorporated by reference herein.

Item 26. Marketing Arrangements

The information contained under the heading “Plan of Distribution” in this Registration Statement is incorporated herein by reference.

Item 27. Other Expenses Of Issuance And Distribution

Non-Cash/Training and Education	$800,000
SEC registration fee	$80,178
FINRA filing fee	$104,000
Legal	$500,000
Printing	$2,596,197
Accounting	$144,000
Blue Sky Expenses	$250,000
Advertising and Sales	$1,834,375
Literature.	$—
Due Diligence	$350,000
Transfer Agent and Escrow Agent	$1,966,250

Total	$8,625,000

Item 28. Persons Controlled By Or Under Common Control

Immediately prior to the commencement of this offering, SIC Advisors LLC, a Delaware limited liability company, owned 100% of the outstanding common stock of the Registrant. Following the completion of this offering, SIC Advisors LLC’s share ownership is expected to represent less than 1% of the Registrant’s outstanding common stock.

See “Management of the Company,” “Certain Relationships and Related Party Transactions” and “Control Persons and Principal Holders of Securities” in the Prospectus contained herein.

Item 29. Number Of Holders Of Securities

The following table sets forth the number of record holders of the Registrant’s common stock at September 17, 2015.

Title of Class	Number of Record Holders
Common stock, $0.001 par value	17,180

Item 30. Indemnification

The information contained under the heading “Description of our Capital Stock” is incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of an action suit or proceeding) is asserted by a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is again public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant carries liability insurance for the benefit of its directors and officers (other than with respect to claims resulting from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office) on a claims-made basis.

The Registrant has agreed to indemnify the underwriters against specified liabilities for actions taken in their capacities as such, including liabilities under the Securities Act.

Item 31. Business and Other Connections Of Advisor

A description of any other business, profession, vocation or employment of a substantial nature in which SIC Advisors, and each managing director, director or executive officer of SIC Advisors, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the section entitled “The Advisor.” Additional information regarding SIC Advisors and its officers and directors is set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-73077), and is incorporated herein by reference.

Item 32. Location Of Accounts And Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules thereunder are maintained at the offices of:

(1)	the Registrant;

(2)	the Transfer Agent;

(3)	the Custodian;

(4)	the Investment Advisor; and

(5)	the Administrator.

Item 33. Management Services

Not Applicable.

Item 34. Undertakings

We hereby undertake:

(1) to suspend the offering of shares until the prospectus is amended if (i) subsequent to the effective date of this registration statement, our net asset value declines more than ten percent from our net asset value as of the effective date of this registration statement, or (ii) our net asset value increases to an amount greater than our net proceeds as stated in the prospectus;

(2) to file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement

(i) to include any prospectus required by Section 10(a)(3) of the Securities Act;

(ii) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

(3) that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(4) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering; and

(5) that, for the purpose of determining liability under the Securities Act to any purchaser, if the Registrant is subject to Rule 430C 17 CFR 230.430C: Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the Securities Act 17 CFR 230.497(b), (c), (d) or (e) as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the Securities Act 17 CFR 230.430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use; and

(6) that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities. The undersigned Registrant undertakes that in an offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser.

(i) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the Securities Act 17 CFR 230.497;

(ii) the portion of any advertisement pursuant to Rule 482 under the Securities Act 17 CFR 230.482 relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(iii) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Pre-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 6th day of October, 2015.

Sierra Income Corporation

By:	/s/ Seth Taube
Name: Seth Taube Title: Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 4 to the Registration Statement has been signed by the following persons in the capacities set forth below on the 6th day of October, 2015. This document may be executed by the signatories hereto on any number of counterparts, all of which constitute one and the same instrument.

Name	Title	Date

/s/ Seth Taube Seth Taube	Chairman of the Board and Chief Executive Officer (Principal Executive Officer)	October 6, 2015

/s/ Brook Taube Brook Taube	Director	October 6, 2015

/s/ Richard T. Allorto, Jr. Richard T. Allorto, Jr.	Chief Financial Officer, Treasurer and Secretary (Principal Financial and Accounting Officer)	October 6, 2015

* Oliver T. Kane	Director	October 6, 2015

* Valerie Lancaster-Beal	Director	October 6, 2015

* Stephen R. Byers	Director	October 6, 2015

*	Signed by Richard T. Allorto, Jr., pursuant to a power of attorney signed by the Director and filed as part of the registration statement filed on November 25, 2014.